LEASES - Unsecured residual value (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
LEASES
Unsecured residual value	$ 86,802	$ 72,862
Technological equipment
LEASES
Unsecured residual value	47,922	37,139
Vehicles
LEASES
Unsecured residual value	24,187	23,912
Machinery and equipment
LEASES
Unsecured residual value	13,124	11,683
Furniture and fixtures
LEASES
Unsecured residual value	28	$ 128
Other assets
LEASES
Unsecured residual value	$ 1,541